Intangible assets, net and Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net and Goodwill	Intangible assets, net and Goodwill
Intangible assets, net
Identifiable intangible assets consist of the following as of December 31, 2023 and 2022:

December 31, 2023	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite lived intangible assets:
Licenses and service agreements	$1,279,705	$(248,083)	$1,031,622
Trade names	167,009	(41,998)	125,011
Non-compete agreements	31,716	(15,904)	15,812
Intangible assets, net	$1,478,430	$(305,985)	$1,172,445

December 31, 2022	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite lived intangible assets:
Licenses and service agreements	$1,218,987	$(163,423)	$1,055,564
Trade names	165,592	(28,615)	136,977
Non-compete agreements	31,554	(10,792)	20,762
Intangible assets, net	$1,416,133	$(202,830)	$1,213,303
The gross carrying amount of intangible assets increased by $62.3 million during the year ended December 31, 2023. The difference was primarily due to the reclassification of certain assets previously classified as held for sale to held for use coupled with additions from the acquisition of Deseret Wellness.
Amortization of intangible assets was $105.7 million and $92.6 million for the years ended December 31, 2023 and 2022, respectively. During the year ended December 31, 2023, the Company determined that the estimated useful lives for the tradenames it acquired in the Tryke acquisition and in the EMMAC acquisition had shorter useful lives than were initially determined at the respective acquisition dates. A change in the estimated useful life of a long-lived asset is a change in accounting estimate to be accounted for prospectively. Accordingly, the Company accelerated the amortization of these two tradenames to reflect their revised remaining useful lives, which now end in fiscal year 2024.
The following table outlines the Company’s estimated annual amortization expense over the next five years related to its intangible assets as of December 31, 2023:

Year Ending December 31,	Estimated Amortization
2024	$105,289
2025	95,219
2026	94,702
2027	94,109
2028	90,689
At December 31, 2023, the weighted average amortization period remaining for intangible assets was 12.33 years.
Asset Specific Impairment
The Company recognized impairment loss of $7.8 million on its intangible assets for the year ended December 31, 2023, in connection with certain of the Company’s operations in Nevada classified as held-for-sale during the year ended December 31, 2023.
During the year ended December 31, 2022, due to reduced forecasts for future operating performance at the Company’s California and Colorado operations, which was a contributing factor in the Company’s decision to close the majority of operations in the California and Colorado, the Company evaluated the recoverability of the asset groups to determine if the carrying values were in excess of their respective fair values. It was determined that the carrying value of the California and Colorado asset groups exceeded their estimated future undiscounted cash flows; and therefore, the Company recorded impairment losses of $0.3 million in the California asset group and $13.9 million in the Colorado asset group. Evaluation of the obsolescence of intangible assets in the Massachusetts market related to the planned exit of the Amesbury Cultivation facility resulted in an impairment loss of $19.4 million. Finally, additional intangible asset impairments were recorded in the Company’s North Dakota and Oregon asset groups in connection with the Company’s annual impairment assessment totaling $3.6 million. These impairment losses were all recorded within the Domestic reportable segment.
The Company recognizes impairment losses within Loss on impairment on the Consolidated Statements of Operations.
Goodwill
The changes in the carrying amount of goodwill by segment and in total were as follows:

	Domestic	International	Total
Balance at December 31, 2021	$511,420	$60,234	$571,654
Purchase price adjustments (Note 4)	—	2,445	2,445
Divestitures	(1,630)	—	(1,630)
Loss on Impairment	(55,422)	—	(55,422)
Acquisitions (Note 4)	98,835	12,945	111,780
Difference in exchange	—	(3,698)	(3,698)
Balance at December 31, 2022	$553,203	$71,926	$625,129
Purchase price adjustments (Note 4)	$—	$119	$119
Change in Assets Held for Sale (Note 5)	41,678	—	41,678
Loss on Impairment	(50,702)	—	(50,702)
Acquisitions (Note 4)	7,002	—	7,002
Difference in exchange	—	3,402	3,402
Balance at December 31, 2023	$551,181	$75,447	$626,628
Purchase price adjustments relate to measurement period adjustments. See Note 4 — Acquisitions for further details.
The Company allocates its goodwill to two reporting units, Domestic and International, which equate to the Company’s operating and reportable segments, as described in Note 23 — Segment reporting.
As noted in Note 3 — Significant accounting policies during the year ended December 31, 2023, the Company evaluated its existing reporting units and determined that the individual jurisdictions in which the Company operates, were economically similar and aggregation of these individual components is required. Prior to October 1, 2023, the Company identified 16 reporting units on a jurisdictional basis. As of October 1, 2023, the Company determined aggregation of these 16 jurisdictions into two reporting units, which align with the Company’s two operating segments and two reportable segments, is required pursuant to ASC 350.
In accordance with industry standard, the Company performed its annual impairment assessment on October 1, 2023, immediately before and after the reorganization of its reporting units structure from 16 reporting units, based on individual jurisdictions in which the Company operates, to two reporting units aligned with the Company’s two operating segments. The recoverable amount of the reporting units were determined based on the value in use fair value market based measurement method using level 2 and level 3 inputs that were ultimately determined to be market participant assumptions. The recoverable amount for all reporting units were valued using a discounted cash flow model, a variation of the income approach, and corroborated with value indications from certain market approaches, specifically the publicly-traded guideline company method and the comparable transaction method. It is reasonably possible that future changes in assumptions may negatively impact future assessments of the recoverable amount of the Company’s assets. The Company will continue to evaluate the recoverability of its assets on an annual basis.
The significant assumptions applied in the determination of the recoverable amount are described as follows:
i.Cash flows: Estimated cash flows were projected based on actual operating results from internal sources as well as industry and market trends;
ii.Terminal value growth rate: The terminal growth rate was based on historical and projected consumer price inflation, historical and projected economic indicators and projected industry growth;
iii.Post-tax discount rate: The post-tax discount rate is reflective of the reporting units Weighted Average Cost of Capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta adjustment to the equity risk premium based on a direct comparison approach, an unsystematic risk premium and after-tax cost of debt based on corporate bond yields; and
iv.Tax rate: The tax rates used in determining the future cash flows were those effectively enacted based on jurisdiction at the respective valuation date.
The recoverable amount of the reporting units were compared to the total reporting unit carrying amount for each reporting unit grouping for impairment testing procedures. As a result of the annual goodwill impairment assessment performed on the Company’s new reporting units structure, the Company determined neither its Domestic nor its International reporting units were impaired. However, the annual goodwill assessment performed on the Company’s previous reporting unit structure indicated that the carrying value of the Company’s operations in Nevada was lower than the recoverable amount to the extent that the goodwill previously allocated to Nevada was fully impaired. As a result, the Company recognized an impairment loss for Nevada of $44.0 million during the year ended December 31, 2023, which the Company recognized within Loss on impairment in the Consolidated Statements of Operations.

Reporting Units	Carrying Value of Goodwill	Goodwill Impairment
Nevada	$43,992	$43,992
In addition to the impairment loss resulting from the Company’s annual goodwill impairment assessment, the Company recorded a $6.7 million loss on impairment of goodwill allocated to certain Nevada entities that were classified as held-for-sale during the quarter ended September 30, 2023.